Perritt MicroCap Opportunities Fund
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 95.0%	Shares	Value
Aerospace & Defense - 0.7%
VirTra, Inc. (a)	58,264	$413,092

Air Freight & Logistics - 3.0%
Radiant Logistics, Inc. (a)	280,000	1,654,800

Automobile Components - 1.1%
Motorcar Parts of America, Inc. (a)	57,000	591,090

Banks - 1.1%
First Internet Bancorp	16,507	361,998
Flushing Financial Corp.	20,000	239,800
		601,798

Capital Markets - 6.0%
Heritage Global, Inc. (a)	200,000	430,000
Silvercrest Asset Management Group, Inc. - Class A	117,000	1,914,120
US Global Investors, Inc. - Class A	400,000	956,000
		3,300,120

Chemicals - 4.1%
Arq, Inc. (a)	75,000	401,250
Flexible Solutions International, Inc.	110,000	586,531
Greystone Logistics, Inc. (a)	90,000	103,500
Northern Technologies International Corp.	153,000	1,178,100
		2,269,381

Commercial Services & Supplies - 4.6%
CECO Environmental Corp. (a)	12,000	539,400
Perma-Fix Environmental Services, Inc. (a)	153,000	1,762,560
Quest Resource Holding Corp. (a)	120,000	241,200
		2,543,160

Communications Equipment - 2.6%
Aviat Networks, Inc. (a)	22,000	475,200
BK Technologies Corp. (a)	12,000	466,080
Ceragon Networks, Ltd. (a)	215,000	475,150
		1,416,430

Construction & Engineering - 3.1%
Bowman Consulting Group Ltd. (a)	15,000	520,200
Northwest Pipe Co. (a)	20,000	835,600
Orion Group Holdings, Inc. (a)	50,000	370,500
		1,726,300

Consumer Finance - 1.8%
EZCORP, Inc. - Class A (a)	70,000	1,002,400

Consumer Staples Distribution & Retail - 0.4%
HF Foods Group, Inc. (a)	90,000	243,900

Distributors - 1.4%
Alliance Entertainment Holding Corp. (a)	51,273	244,572
A-Mark Precious Metals, Inc.	25,000	532,000
		776,572

Diversified Consumer Services - 2.5%
Beachbody Co., Inc. (a)	25,000	108,750
Carriage Services, Inc.	5,000	224,600
Lincoln Educational Services Corp. (a)	25,000	571,750
Universal Technical Institute, Inc. (a)	15,000	483,300
		1,388,400

Diversified REITs - 0.6%
Modiv Industrial, Inc.	23,000	330,050

Electrical Equipment - 4.1%
Espey Mfg. & Electronics Corp.	5,000	220,000
LSI Industries, Inc.	38,000	695,400
Power Solutions International, Inc. (a)	10,000	937,500
SKYX Platforms Corp. (a)	70,000	70,000
Ultralife Corp. (a)	40,000	318,800
		2,241,700

Electronic Equipment, Instruments & Components - 5.3%
Bel Fuse, Inc. - Class B	12,000	1,560,480
Coda Octopus Group, Inc. (a)	45,000	335,250
Identiv, Inc. (a)	70,000	254,100
Powerfleet, Inc. (a)	190,000	771,400
		2,921,230

Energy Equipment & Services - 3.1%
Drilling Tools International Corp. (a)	45,000	93,600
Forum Energy Technologies, Inc. (a)	10,000	197,100
Natural Gas Services Group, Inc. (a)	14,000	337,260
NPK International, Inc. (a)	120,000	1,082,400
		1,710,360

Entertainment - 0.3%
WildBrain Ltd. (a)	100,000	148,500

Financial Services - 1.3%
Paysign, Inc. (a)	20,000	148,800
Usio, Inc. (a)	340,000	581,400
		730,200

Food Products - 1.0%
Alico, Inc.	11,000	355,080
Mama's Creations, Inc. (a)	25,000	206,500
		561,580

Health Care Equipment & Supplies - 1.6%
ElectroCore, Inc. (a)	15,000	103,800
Modular Medical, Inc. (a)	85,000	61,115
Sensus Healthcare, Inc. (a)	125,586	702,026
		866,941

Health Care Providers & Services - 2.1%
InfuSystem Holdings, Inc. (a)	70,000	392,000
Quipt Home Medical Corp. (a)	105,299	232,711
Viemed Healthcare, Inc. (a)	85,000	517,650
		1,142,361

Hotels, Restaurants & Leisure - 1.1%
Bragg Gaming Group, Inc. (a)	90,000	358,200
Century Casinos, Inc. (a)	104,000	245,440
		603,640

Household Durables - 3.1%
Legacy Housing Corp. (a)	68,000	1,521,840
Lovesac Co. (a)	9,000	162,090
		1,683,930

Interactive Media & Services - 1.1%
DHI Group, Inc. (a)	225,000	598,500

IT Services - 2.8%
Data Storage Corp. (a)	40,000	188,800
Information Services Group, Inc.	123,883	533,936
Research Solutions, Inc. (a)	305,518	814,205
		1,536,941

Machinery - 5.7%
Aebi Schmidt Holding AG (a)	30,004	309,041
Gencor Industries, Inc. (a)	37,367	544,811
Mayville Engineering Co., Inc. (a)	30,000	503,100
Miller Industries, Inc.	26,000	1,059,500
Taylor Devices, Inc. (a)	6,000	270,600
TechPrecision Corp. (a)	60,500	260,150
Twin Disc, Inc.	20,000	173,000
		3,120,202

Marine Transportation - 0.4%
Euroseas Ltd.	4,000	207,000

Media - 1.1%
Creative Realities, Inc. (a)	151,517	412,126
Perion Network Ltd. (a)	20,000	216,400
		628,526

Metals & Mining - 6.8%
Ascent Industries Co. (a)	24,000	307,920
Atlas Lithium Corp. (a)	45,000	205,200
Avino Silver & Gold Mines Ltd. (a)	465,000	1,483,350
Endeavour Silver Corp. (a)	150,000	760,500
McEwen Mining, Inc. (a)	68,000	690,880
United States Antimony Corp. (a)	65,000	198,900
Vox Royalty Corp.	30,000	95,100
		3,741,850

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Chicago Atlantic Real Estate Finance, Inc.	25,000	324,750

Oil, Gas & Consumable Fuels - 2.7%
Evolution Petroleum Corp.	150,000	724,500
Vaalco Energy, Inc.	115,000	427,800
Vitesse Energy, Inc.	15,000	358,950
		1,511,250

Personal Care Products - 0.6%
Nature's Sunshine Products, Inc. (a)	25,000	350,250

Pharmaceuticals - 1.9%
Assertio Holdings, Inc. (a)	266,250	190,635
Biote Corp. (a)	100,000	407,000
High Tide, Inc. (a)	100,000	219,000
Medexus Pharmaceuticals, Inc. (a)	125,000	247,500
		1,064,135

Professional Services - 5.3%
Asure Software, Inc. (a)	25,009	242,587
BGSF, Inc. (a)	55,000	337,150
DLH Holdings Corp. (a)	150,000	841,500
Hudson Global, Inc. (a)	50,650	453,318
IBEX Holdings Ltd. (a)	10,000	295,700
Where Food Comes From, Inc. (a)	13,000	146,120
Willdan Group, Inc. (a)	7,000	597,100
		2,913,475

Semiconductors & Semiconductor Equipment - 1.1%
Photronics, Inc. (a)	30,000	610,800

Software - 2.8%
ACCESS Newswire, Inc. (a)	19,721	233,694
Consensus Cloud Solutions, Inc. (a)	8,000	161,440
Mitek Systems, Inc. (a)	50,000	451,000
NetSol Technologies, Inc. (a)	65,000	264,550
Ooma, Inc. (a)	40,000	455,200
		1,565,884

Specialty Retail - 1.2%
Build-A-Bear Workshop, Inc.	12,000	608,520
Xcel Brands, Inc. (a)	42,500	58,650
		667,170

Technology Hardware, Storage & Peripherals - 0.9%
Immersion Corp.	70,000	487,900

Textiles, Apparel & Luxury Goods - 1.6%
Lakeland Industries, Inc.	44,000	612,040
Superior Group of Cos., Inc.	30,000	289,500
		901,540

Trading Companies & Distributors - 1.2%
BlueLinx Holdings, Inc. (a)	5,000	366,350
Karat Packaging, Inc.	10,000	272,300
		638,650

Water Utilities - 1.2%
Global Water Resources, Inc.	35,000	334,250
Pure Cycle Corp. (a)	35,000	343,000
		677,250
TOTAL COMMON STOCKS (Cost $34,340,229)		52,414,008

SHORT-TERM INVESTMENTS
TOTAL INVESTMENTS - 95.0% (Cost $34,340,229)		52,414,008
Money Market Deposit Account - 5.2% (b)		2,851,163
Liabilities in Excess of Other Assets - (0.2)%		(119,154)
TOTAL NET ASSETS - 100.0%		$55,146,017
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2025 was 4.11%.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Perritt MicroCap Opportunities Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$52,414,008	$–	$–	$52,414,008
Total Investments	$52,414,008	$–	$–	$52,414,008

Refer to the Schedule of Investments for further disaggregation of investment categories.